PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Prepaid Expense, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	June 30,	December 31,
	2022	2021

Receivable from the Dutch tax authorities (1)	$1,042	$9,091
Dutch governmental support - COVID 19 (2)	1,751	2,614
Receivable from the German authorities - COVID 19 (3)	601	527
VAT receivable	1,733	691
Prepaid insurance	762	408
Prepaid uniforms	509	366
Other	3,939	2,324
	$10,337	$16,021

1.
The Company is obligated to hold restricted cash in the Netherlands, which is restricted for payments to the tax authorities. From time to time the Company is allowed to make a request to release the money from the restricted account into the regular bank account. As part of the process the Company transfers the requested amount to the Dutch tax authorities, who pay it back after a few weeks into the Company’s regular bank account.

2.	In the Netherlands, the Company was eligible for payroll support (see note 13).
3.
In Germany, the employees were eligible for payroll support (see note 13). The Company paid to its German employees their full salary and the Company was reimbursed by the German government for the payroll support amount.